Commitments and Contingencies (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 16, 2022 USD ($)	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Jun. 01, 2022	Dec. 31, 2021 USD ($)	Jan. 28, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 19, 2019 USD ($)
Loss Contingencies [Line Items]
Settlement in principle, subject to finalizing a settlement agreement and approval of the Court			$ 1,700				$ 5,000	$ 5,000
Number of plaintiffs | item		1	1
Settlement payable		$ 1,300	$ 1,300
Gain contingency			$ 400
Cost					$ 15,000
Subsequent Event
Loss Contingencies [Line Items]
Judgment amount	$ 16,400
Prejudgment interest rate	6.00%
Post judgment interest rate	9.00%
Silk EV Note | Convertible Debt
Loss Contingencies [Line Items]
Interest rate				6.00%		6.00%
Silk EV | Convertible promissory note and interest
Loss Contingencies [Line Items]
Cost					$ 15,000	$ 15,000